Segment Information - Net Revenues (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 8,347	$ 6,973	$ 6,897
The Netherlands [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	2,223	1,751	1,667
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	123	134	169
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	60	58	58
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	1,012	990	1,039
Singapore [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	4,444	3,699	3,606
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	463	323	332
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 22	$ 18	$ 26